Grupo Santander - Purchase by SHUSA for shares of Santander Consumer USA (Details) - Santander Holding USA (ex. Auto) - Santander Consumer USA Holdings Inc.
$ / shares in Units, € in Millions, $ in Millions
	Jan. 31, 2022 EUR (€)	Jul. 01, 2021 $ / shares	Jan. 31, 2022 USD ($)	Aug. 31, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Expected consideration (in MXN/EUR per share) | $ / shares				$ 41.50
Premium over closing price of common stock (in percentage)		14.00%
Trading closing price of common stock (in USD per share) | $ / shares		$ 36.43
Ownership interest in subsidiary	100.00%
Consideration transferred, acquisition-date fair value	€ 2,239		$ 2,510
Decrease in reserves | €	487
Decrease in minority interests | €	€ 1,752